Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	¥ 1,480,900	¥ 2,049,636
Investments and advances in the Financial Services segment	328,357	360,673
Trade and other receivables, and contract assets	1,777,939	1,628,521
Inventories	1,468,042	874,007
Other financial assets	110,950	149,301
Other current assets	610,330	473,070
Total current assets	5,776,518	5,535,208
Non-current assets:
Investments accounted for using the equity method	325,220	268,513
Investments and advances in the Financial Services segment	18,445,728	18,445,088
Property, plant and equipment	1,344,864	1,113,213
Right-of-use assets	478,063	413,430
Goodwill	1,275,112	952,895
Content assets	1,561,882	1,342,046
Other intangible assets	563,842	450,103
Deferred insurance acquisition costs	730,864	676,526
Deferred tax assets	384,839	298,589
Other financial assets	832,344	696,306
Other non-current assets	321,946	289,050
Total non-current assets	26,264,704	24,945,759
Total assets	32,041,222	30,480,967
Current liabilities:
Short-term borrowings	1,914,934	1,976,553
Current portion of long-term debt	187,942	171,409
Trade and other payables	1,865,993	1,843,242
Deposits from customers in the banking business	3,163,237	2,886,361
Income taxes payables	152,700	106,092
Participation and residual liabilities in the Pictures segment	230,223	190,162
Other financial liabilities	73,572	97,843
Other current liabilities	1,720,335	1,488,488
Total current liabilities	9,308,936	8,760,150
Non-current liabilities:
Long-term debt	1,767,696	1,203,646
Defined benefit liabilities	236,121	254,548
Deferred tax liabilities	356,324	696,492
Future insurance policy benefits and other	7,264,421	7,039,034
Policyholders' account in the life insurance business	5,148,579	4,791,295
Participation and residual liabilities in the Pictures segment	192,952	220,113
Other financial liabilities	350,278	211,959
Other non-current liabilities	127,593	106,481
Total non-current liabilities	15,443,964	14,523,568
Total liabilities	24,752,900	23,283,718
Sony Group Corporation's stockholders' equity:
Common stock	880,365	880,365
Additional paid-in capital	1,463,807	1,461,053
Retained earnings	4,614,637	3,760,763
Accumulated other comprehensive income	494,407	1,222,332
Treasury stock, at cost	(223,507)	(180,042)
Equity attributable to Sony Group Corporation's stockholders	7,229,709	7,144,471
Noncontrolling interests	58,613	52,778
Total equity	7,288,322	7,197,249
Total liabilities and equity	¥ 32,041,222	¥ 30,480,967